SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SEGMENT REPORTING

5.	SEGMENT REPORTING

(a)	Reportable segments - Years ended:

	Brazil			CAC			Latin America - South			Canada			Consolidated
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022

Net sales	48,605.4	46,361.7	42,635.8	11,023.7	10,044.8	9,440.1	19,829.7	13,797.2	17,371.2	9,993.9	9,533.2	10,261.7	89,452.7	79,736.9	79,708.8
Cost of sales	(23,809.3)	(23,516.1)	(22,736.8)	(5,076.2)	(5,035.1)	(4,860.8)	(10,460.4)	(6,657.3)	(8,553.1)	(4,269.2)	(4,083.1)	(4,271.4)	(43,615.1)	(39,291.6)	(40,422.1)
Gross profit	24,796.1	22,845.6	19,899.0	5,947.5	5,009.7	4,579.3	9,369.3	7,139.9	8,818.1	5,724.7	5,450.1	5,990.3	45,837.6	40,445.3	39,286.7
Distribution expenses	(6,423.9)	(6,428.6)	(6,111.1)	(927.6)	(853.1)	(1,020.7)	(2,388.9)	(1,614.3)	(2,159.5)	(1,816.7)	(1,854.6)	(2,104.0)	(11,557.1)	(10,750.6)	(11,395.3)
Sales and marketing expenses	(4,876.3)	(4,477.0)	(4,065.0)	(792.1)	(665.1)	(645.5)	(1,932.6)	(1,190.0)	(1,426.9)	(1,033.2)	(1,080.4)	(1,200.0)	(8,634.2)	(7,412.5)	(7,337.4)
Administrative expenses	(3,860.2)	(3,563.2)	(3,346.0)	(490.2)	(413.0)	(333.6)	(1,094.4)	(659.5)	(835.0)	(756.3)	(638.0)	(722.2)	(6,201.1)	(5,273.7)	(5,236.8)
Other operating income/(expenses)	2,415.8	1,892.5	2,361.3	(13.5)	26.3	(52.9)	45.8	95.0	192.7	9.2	15.1	12.8	2,457.3	2,028.9	2,513.9
Exceptional items	(16.2)	(137.8)	(34.5)	(9.8)	(17.9)	(16.1)	(51.6)	(47.6)	(60.5)	(23.2)	(3.1)	(32.2)	(100.8)	(206.4)	(143.3)
Income from operations	12,035.3	10,131.5	8,703.7	3,714.3	3,086.9	2,510.5	3,947.6	3,723.5	4,528.9	2,104.5	1,889.1	1,944.7	21,801.7	18,831.0	17,687.8
Net financial results													(2,318.3)	(3,609.8)	(3,423.1)
Share of results of associates and joint ventures													3.9	(185.3)	(29.1)
Income before income tax													19,487.3	15,035.9	14,235.6
Income tax expenses													(4,640.4)	(75.5)	655.6
Net income													14,846.9	14,960.4	14,891.2

Acquisitions of property, plant and equipment	2,838.0	3,365.5	4,062.9	558.8	593.4	968.4	982.8	782.2	1,112.8	369.5	1,263.0	389.0	4,749.1	6,004.1	6,533.1

	Brazil			CAC			Latin America - South			Canada			Consolidated
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022

Segment assets	57,776.0	56,974.2	57,353.8	16,742.1	13,692.3	15,385.6	28,247.8	16,085.1	22,044.5	18,394.3	15,856.9	16,093.3	121,160.2	102,608.5	110,877.2
Inter-segment eliminations													(4,607.7)	(2,162.1)	(2,533.0)
Non-segmented assets (i)													45,955.8	32,197.9	29,613.8
Total assets													162,508.3	132,644.3	137,958.0

Segment liabilities	34,429.6	28,841.3	29,153.2	6,814.2	4,981.5	5,098.0	9,146.1	5,095.4	6,843.6	4,976.6	5,131.0	5,053.7	55,366.5	44,049.2	46,148.5
Inter-segment eliminations													(4,607.7)	(2,161.8)	(2,534.2)
Non-segmented liabilities (i)													111,749.5	90,756.9	94,343.7
Total liabilities													162,508.3	132,644.3	137,958.0

(i)	The balance of non-segmented assets refers mainly to cash and cash equivalents, taxes and investments. The balance of non-segmented liabilities refers mainly to equity, taxes and derivatives.

Non-current assets attributable to the Company’s operations in (the country of domicile of the Company) and to Canada amounted to R$44,725.3 and R$16,131.2, respectively, as at December 31, 2024 (R$45,052.8 and R$13,859.4, respectively, as at December 31, 2023 and R$44,648.6 and R$13,722.3, respectively, as at December 31, 2022). The net revenue attributable to the Company's operations in Argentina amounted to R$11,506.3 as at December 31, 2024 (R$6,301.4 as at December 31, 2023 and R$10,077.1 as at December 31, 2022), and the segmented non-current assets related to the same country totaled R$12,576.8 for the year ended December 31, 2024 (R$5,894.8 as at December 31, 2023 and R$9,706.7 as at December 31, 2022).

(b)	Additional information by Business Unit - years ended:

	Brazil
	Beer			NAB			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022

Net sales	40,220.2	38,985.9	35,857.9	8,385.2	7,375.8	6,777.9	48,605.4	46,361.7	42,635.8
Cost of sales	(19,282.4)	(19,377.7)	(18,765.3)	(4,526.9)	(4,138.4)	(3,971.5)	(23,809.3)	(23,516.1)	(22,736.8)
Gross profit	20,937.8	19,608.2	17,092.6	3,858.3	3,237.4	2,806.4	24,796.1	22,845.6	19,899.0
Distribution expenses	(5,132.2)	(5,171.9)	(4,988.6)	(1,291.7)	(1,256.7)	(1,122.5)	(6,423.9)	(6,428.6)	(6,111.1)
Sales and marketing expenses	(4,353.8)	(3,969.4)	(3,596.8)	(522.5)	(507.6)	(468.2)	(4,876.3)	(4,477.0)	(4,065.0)
Administrative expenses	(3,363.6)	(3,106.0)	(2,928.8)	(496.6)	(457.2)	(417.2)	(3,860.2)	(3,563.2)	(3,346.0)
Other operating income/(expenses)	1,878.3	1,474.1	1,884.5	537.5	418.4	476.8	2,415.8	1,892.5	2,361.3
Exceptional items	(16.2)	(137.8)	(30.6)	-	-	(3.9)	(16.2)	(137.8)	(34.5)
Income from operations	9,950.3	8,697.2	7,432.3	2,085.0	1,434.3	1,271.4	12,035.3	10,131.5	8,703.7

Accounting policies

Reportable segments are consistently presented in the internal reporting that is regularly reviewed by the Company’s chief operating decision maker, the Chief Executive Officer, for the purposes of evaluating the performance of each segment and allocating resources to those segments. The information is prepared based on the available financial data directly attributable to the segment, or on another reasonable allocation basis.

Therefore, the reporting is segmented into four geographical zones, since the risks and rates of return are predominantly affected by the different regions in which the Company operates.

Performance information segregated by business unit (Beer or Non-alcoholic beverages (“NAB”)), is also presented to the Company’s chief operating decision maker, and is disclosed here as additional information, even though these do not qualify as segments for accounting purposes.

The Company conducts its operations across four geographical business segments, as mentioned in note 1.2 – Corporate Information. The chief operating decision maker uses the income from operations as the main measure of segment profitability.

In accordance with IFRS 8 - Segment Information, the Company does not disclose its revenue from external customers for each product or each group of similar products, since the required information is not available in such a form as to enable comparability, and the cost of preparing such information would be excessive.